Company financial information - Maturity analysis of borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 7,879		$ 8,308
Not later than one year
Maturity analysis of borrowings including related party borrowings
Borrowings		118		2
Between one and two years
Maturity analysis of borrowings including related party borrowings
Borrowings		4		1
Between two and five years
Maturity analysis of borrowings including related party borrowings
Borrowings		2,213		1,154
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings		$ 5,544		$ 7,151
Ardagh Group S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings | €	€ 0		€ 0